NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

Total Liability to GE

	September 30, 2022	December 31, 2021
Note payable GE	$1,200,000	$1,200,000
Accrued transition services	972,233	972,233
Accrued Interest	367,783	325,843
Total	$2,540,016	$2,498,076
Total Liability to GE
	December 31, 2021	December 31, 2020
Note payable GE	$1,200,000	$1,200,000
Accrued transition services	972,233	972,233
Accrued Interest	325,843	269,921
Total	$2,498,076	$2,442,154

SCHEDULE OF CONVERTIBLE NOTES

Total due to Convertible Notes

	September 30, 2022	December 31, 2021
Total convertible notes	$2,301,053	$1,109,890
Accrued Interest	194,105	110,370
Debt Discount	(437,044)	(26,919)
Total	$2,495,158	$1,193,341

Total due to Convertible Notes

	December 31, 2021	December 31, 2020
Total convertible notes	$1,109,890	$612,355
Accrued Interest	110,370	99,509
Debt Discount	(26,919)	(170,438)
Total	$1,193,341	$541,426